Share-Based Compensation (Schedule Of Restricted Stock Units And Restricted Stocks Activity) (Details)	12 Months Ended
	Dec. 31, 2016 $ / shares shares
Timebased Restricted Stock Units And Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number at beginning of period, Number of restricted stock units and restricted stock	3,739,690
Number at beginning of period, Weighted average grant date fair value | $ / shares	$ 39.81
Granted, Number of restricted stock units and restricted stock	307,907	[1]
Granted, Weighted average grant date fair value | $ / shares	$ 41.12	[1]
Transfers between categories, Number of restricted stock units and restricted stock	64,448
Transfers between categories, Weighted average grant date fair value | $ / shares	$ 46.59
Vested, Number of restricted stock units and restricted stock	(495,508)	[2]
Vested, Weighted average grant date fair value | $ / shares	$ 13.76	[2]
Cancelled, Number of restricted stock units and restricted stock	(36,703)
Cancelled, Weighted average grant date fair value | $ / shares	$ 45.90
Number at end of period, Number of restricted stock units and restricted stock	3,579,834	[3]
Number at end of period, Weighted average grant date fair value | $ / shares	$ 42.78	[3]
Peformance Based Restricted Stock Units And Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number at beginning of period, Number of restricted stock units and restricted stock	5,554,011
Number at beginning of period, Weighted average grant date fair value | $ / shares	$ 45.42
Granted, Number of restricted stock units and restricted stock	276,669	[1]
Granted, Weighted average grant date fair value | $ / shares	$ 40.14	[1]
Transfers between categories, Number of restricted stock units and restricted stock	(64,448)
Transfers between categories, Weighted average grant date fair value | $ / shares	$ 46.59
Vested, Number of restricted stock units and restricted stock	(180,480)	[2]
Vested, Weighted average grant date fair value | $ / shares	$ 19.39	[2]
Cancelled, Number of restricted stock units and restricted stock	(73,410)
Cancelled, Weighted average grant date fair value | $ / shares	$ 45.90
Number at end of period, Number of restricted stock units and restricted stock	5,512,342	[3]
Number at end of period, Weighted average grant date fair value | $ / shares	$ 46.19	[3]
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of restricted stock units and restricted stock	180,000
Restricted stocks issued net of withholding for taxes	111,901
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock issued	807,227
Restricted stocks issued net of withholding for taxes	541,037
Vested Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested, Number of restricted stock units and restricted stock	(279,594)
Ordinary shares issued to the holders of these restricted stock units with the remainder being withheld and applied to pay the taxes involved	150,082
Lapsed Restrictions On Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock issued	396,394
Restricted stocks issued net of withholding for taxes	253,040

[1]	Includes 180,000 restricted stock granted under the AerCap Holdings N.V. Equity Plans, of which 111,901 restricted stock were issued with the remaining restricted stock being withheld and applied to pay the taxes involved.
[2]	279,594 restricted stock units, which were previously granted under the AerCap Holdings N.V. Equity Plans, vested. In connection with the vesting of the restricted stock units, the Company issued, in full satisfaction of its obligations, 150,082 ordinary shares to the holders of these restricted stock units with the remainder being withheld and applied to pay the taxes involved. In addition, restrictions on 396,394 restricted stock (253,040 restricted stock net of withholding for taxes) lapsed during the period.
[3]	During the year ended December 31, 2016, 807,227 restricted stock units that had been issued previously were converted to restricted stock of which 541,037 were issued with the remaining stock being withheld and applied to pay the taxes involved. The converted restricted stock remained subject to restrictions and conditions identical to the restricted stock units, including vesting and forfeiture conditions.